Principal risks and uncertainties	6 Months Ended
Sep. 30, 2018
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Principal risks and uncertainties
13	Principal risks and uncertainties

We have processes for identifying, evaluating and managing our risks. Details of our principal risks and uncertainties can be found on pages 34 to 47 of the Annual Report 2018 and are summarised below. All of them have the potential to have an adverse impact on our business, revenue, profits, assets, liquidity and capital resources.

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The risks associated with operating under a wide range of local and international laws, trade sanctions and import and export controls; coupled with the risk of inappropriate and unethical behaviour by our people or associates

•	The risks arising from operating as a major data controller and processor of customer information around the world
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The risks arising from our operational activities, and in particular the work of our engineers, that are subject to health and safety regulation and enforcement by national authorities. This also extends to the risks associated with the transmission of radio waves from mobile telephones, transmitters and associated equipment – although according to the World Health Organisation there are no known adverse effects on health from emissions at levels below internationally recognised health and safety standards

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The risks arising from operating in markets which are characterised by: high levels of change; strong and new competition; declining prices and in some markets declining revenue; technology substitution; market and product convergence; customer churn; and regulatory intervention to promote competition and reduce wholesale prices

•	The risks associated with some of our activities being subject to significant price and other regulatory controls
•	The risks associated with a significant funding obligation in relation to our defined benefit pension schemes, and in particular the BT Pension Scheme
•	The risks associated with political and geopolitical trends and incidents, including the uncertainty caused by the UK voting to leave the European Union
•	The financial risks common to other major international businesses, including market, credit, liquidity and tax risks
•	The risks that could impact the security of our data or the resilience of our operations and services
•	The risks associated with complex and high value national and multinational customer contracts
•	The risk there could be a failure of any of our critical third-party suppliers to meet their obligations
•	The risks associated with not being able to secure sufficient employee engagement to support delivery of our strategic aims

There have been no significant changes to the principal risks and uncertainties in the half year to 30 September 2018. These principal risks and uncertainties continue to have the potential to impact our results or financial position during the remaining six months of the financial year.